Segment Reporting - Segment Reporting Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Segment Reporting Information [Line Items]
Voyage revenues	$ 146,577	$ 148,935	$ 448,148	$ 437,027
Voyage expenses	(7,221)	(3,950)	(20,764)	(11,596)
Vessel operating expenses	(30,426)	(30,642)	(93,051)	(85,153)
Time-charter hire expenses	(5,665)	(5,980)	(17,382)	(17,270)
Depreciation and amortization	(33,002)	(32,601)	(97,253)	(96,869)
General and administrative expenses	(12,619)	(6,165)	(26,707)	(20,215)
Income (loss) from vessel operations	57,644	69,597	192,991	160,924
Equity income (loss)	39,238	24,346	105,694	56,874
Asset Impairment Charges	0	0	0	(45,000)
LNG Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	133,754	138,953	411,934	409,345
Voyage expenses	(1,778)	(427)	(4,748)	(2,262)
Vessel operating expenses	(25,326)	(25,871)	(78,169)	(72,562)
Time-charter hire expenses	(5,665)	(5,980)	(17,382)	(17,270)
Depreciation and amortization	(31,294)	(30,658)	(92,186)	(91,816)
General and administrative expenses	(11,691)	(5,704)	(24,562)	(18,708)
Income (loss) from vessel operations	58,000	70,313	194,887	206,727
Equity income (loss)	35,241	22,674	94,180	50,651
Asset Impairment Charges			0	0
LPG Segment [Member]
Segment Reporting Information [Line Items]
Voyage revenues	12,823	9,982	36,214	27,682
Voyage expenses	(5,443)	(3,523)	(16,016)	(9,334)
Vessel operating expenses	(5,100)	(4,771)	(14,882)	(12,591)
Time-charter hire expenses	0	0	0	0
Depreciation and amortization	(1,708)	(1,943)	(5,067)	(5,053)
General and administrative expenses	(928)	(461)	(2,145)	(1,507)
Income (loss) from vessel operations	(356)	(716)	(1,896)	(45,803)
Equity income (loss)	3,997	1,672	11,514	6,223
Asset Impairment Charges			0	(45,000)
Operating Segments
Segment Reporting Information [Line Items]
Voyage revenues	146,577	148,935	448,148	437,027
Voyage expenses	(7,221)	(3,950)	(20,764)	(11,596)
Vessel operating expenses	(30,426)	(30,642)	(93,051)	(85,153)
Time-charter hire expenses	(5,665)	(5,980)	(17,382)	(17,270)
Depreciation and amortization	(33,002)	(32,601)	(97,253)	(96,869)
General and administrative expenses	(12,619)	(6,165)	(26,707)	(20,215)
Income (loss) from vessel operations	57,644	69,597	192,991	160,924
Equity income (loss)	$ 39,238	$ 24,346	105,694	56,874
Asset Impairment Charges			$ 0	$ (45,000)